RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Restricted Cash [Abstract]
Credit obligations	$ 47	$ 37
Operations	38	42
Development projects	0	6
Total	85	85
Less: non-current	(54)	(46)
Current	$ 31	$ 39